  NATIONWIDE VARIABLE INSURANCE TRUST
Federated NVIT High Income Bond Fund
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Government Bond Fund
NVIT Money Market Fund
NVIT Multi Sector Bond Fund
NVIT Short Term Bond Fund

Supplement dated March 13, 2017
to the Prospectus dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Money Market Fund

Effective immediately:

1.	The table under the heading "Fees and Expenses" on page 17 of the Prospectus is hereby deleted and replaced with the following:

	Class I Shares	Class II Shares	Class IV Shares	Class V Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.29%	0.29%	0.29%	0.29%	0.29%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	None	None
Other Expenses	0.20%	0.20%	0.20%	0.15%	0.05%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.51%	0.76%	0.51%	0.46%	0.36%
1"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective March 9, 2017.

2.	The table under the heading "Example" on page 18 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$52	$164	$285	$640
Class II shares	78	243	422	942
Class IV shares	52	164	285	640
Class V shares	47	148	258	579
Class Y shares	37	116	202	456

3.	The following information supplements the "Management Fees" section on page 42 of the Prospectus:

Beginning March 9, 2017, the NVIT Money Market Fund pays NFA an annual management fee based on the rates listed in the table below, which are expressed as a percentage of the NVIT Money Market Fund's average daily net assets:

Fund	Assets	Management Fee
NVIT Money Market Fund	Up to $1 billion; $1 billion and more but less than $2 billion; $2 billion and more but less than $5 billion; and	0.30% 0.28% 0.26%

$5 billion and more	0.24%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE